Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Barclays Commercial Mortgage Securities LLC (the “Depositor”)

Barclays Capital Real Estate Inc.

Barclays Capital Inc.

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.

Morgan Stanley & Co. LLC

Goldman Sachs Mortgage Company

Goldman Sachs & Co. LLC

Goldman Sachs Bank USA

Wells Fargo Bank, National Association

Wells Fargo Bank Securities, LLC

(collectively, the “Specified Parties”)

Re:	NRTH 2024-PARK Mortgage Trust (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2024-PARK (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 22 February 2024. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,

f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Confidential Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Confidential Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Confidential Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

22 February 2024

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Issuing Entity’s assets will consist primarily of four pari passu componentized promissory notes evidencing a two-year (with three one-year extension options), floating-rate, interest-only first lien mortgage loan (the “Mortgage Loan”) and
b.	The Mortgage Loan is expected to be secured by, among other things, a first lien deed of trust on the fee simple and/or leasehold interests held by the borrowers in NorthPark Center, a super-regional mall located in Dallas, Texas (the “Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Property that is expected to be as of 7 March 2024 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 5

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Initial Original Term and
ii.	Fully Extended Original Term

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for the entire term, including during any extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Initial Original Term,” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “Original IO Term”) and
b.	Use the “Mortgage Loan Original Balance ($),” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan as of the Reference Date (the “Mortgage Loan Cut-off Balance ($)”) and
ii.	Principal balance of the Mortgage Loan as of the “Initial Maturity Date” of the Mortgage Loan (the “Mortgage Loan Maturity Balance ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

7.	Using the:
a.	Initial Original Term,
b.	Original IO Term,
c.	Fully Extended Original Term and
d.	Seasoning,

as shown on the Final Data File, we recalculated the:

i.	Initial Remaining Term,
ii.	Remaining IO Term and
iii.	Fully Extended Remaining Term

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Mortgage Loan Margin % and
b.	Mortgage Loan Term SOFR Floor %,

as shown on the Final Data File, and a Term SOFR assumption of 5.30000% provided by the Depositor, we recalculated the “Mortgage Loan Rate (at Term SOFR) %” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Mortgage Loan Margin % and
b.	Term SOFR Cap Strike Price %,

as shown on the Final Data File, we recalculated the “Mortgage Loan Interest Rate (at Term SOFR Cap)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Original Balance ($),
b.	Mortgage Loan Rate (at Term SOFR) %,
c.	Mortgage Loan Interest Rate (at Term SOFR Cap) and
d.	Mortgage Accrual Type,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly Debt Service ($),
ii.	Mortgage Loan Annual Debt Service ($),
iii.	Mortgage Loan Monthly Debt Service ($) at Cap Rate and
iv.	Mortgage Loan Annual Debt Service ($) at Cap Rate

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 5

10. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service ($)” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mortgage Loan Original Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Rate (at Term SOFR) %,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service ($)” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service ($),” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service ($) at Cap Rate” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mortgage Loan Original Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate (at Term SOFR Cap),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service ($) at Cap Rate” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service ($) at Cap Rate,” as shown on the Final Data File.

Attachment A Page 5 of 5

11.	Using the:
a.	Mortgage Loan Annual Debt Service ($),
b.	Mortgage Loan Annual Debt Service ($) at Cap Rate,
c.	UW (in place) NOI ($),
d.	UW (in place) NCF ($),
e.	Mortgage Loan Cut-off Balance ($),
f.	Mortgage Loan Maturity Balance ($),
g.	As-Is Appraised Value ($) and
h.	Collateral Square Feet,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Confidential Offering Circular, we recalculated the:

i.	Mortgage Loan UW (in place) NOI DSCR at Loan Rate,
ii.	Mortgage Loan UW (in place) NCF DSCR at Loan Rate,
iii.	Mortgage Loan UW (in place) NOI DSCR at Cap Rate,
iv.	Mortgage Loan UW (in place) NCF DSCR at Cap Rate,
v.	Mortgage Loan UW (in place) NOI Debt Yield %,
vi.	Mortgage Loan UW (in place) NCF Debt Yield %,
vii.	As-Is Mortgage Loan Cut-off Date LTV %,
viii.	As-Is Mortgage Loan Maturity Date LTV %,
ix.	% of Initial Pooled Balance,
x.	As-Is Appraised Value ($) Per Square Foot and
xi.	Mortgage Loan Cut-off Balance / Square Foot ($)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to two decimal places and
b.	Round the characteristics listed in v. through viii. above to the nearest 1/10th of one percent.

12.	Using the:
a.	Mortgage Loan Rate (at Term SOFR) % and
b.	Mortgage Loan Admin. Fee %,

as shown on the Final Data File, we recalculated the “Net Mortgage Loan Rate %” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Loan Agreement (see Note 1)	20 February 2024

Promissory Notes (see Note 1)	7 February 2024

Deposit Account Control Agreement (see Note 1)	7 February 2024

Cash Management Agreement (see Note 1)	12 February 2024

Cash Management Guaranty (see Note 1)	7 February 2024

Management and Leasing Agreement	29 May 2014

Management and Leasing Agreement Summary	Not Dated

Environmental Indemnity Agreement	8 February 2024

Non Consolidation Opinion	8 February 2024

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	13 December 2023

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	1 December 2023

Phase I Environmental Report	18 December 2023

Ground Lease	28 February 1964

Ground Lease Amendments	Various

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Engineering Report	18 December 2023

Tenant Sales Data	Not Dated

Re-leasing Schedule	Not Dated

Insurance Review Document	14 February 2024

Note:

1.	The indicated provided Source Document(s) are draft document(s) with the Source Document Date reflecting the latest date of receipt. For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 6

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	Appraisal Report
Property Type	Appraisal Report
Property Subtype	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Occupied Square Feet	Underwritten Rent Roll
Vacant SF	Underwritten Rent Roll
Total Square Feet	Underwritten Rent Roll
Collateral Square Feet	Underwritten Rent Roll
Occupancy (%)	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Property Manager	Management Agreement

Third Party Information:

Characteristic	Source Document(s)

As-Is Appraised Value ($)	Appraisal Report
As-Is Appraisal Date	Appraisal Report
Environmental Report Date	Phase I Environmental Report
Engineering Report Date	Engineering Report
Environmental Insurance	Insurance Review Document
Earthquake Insurance	Insurance Review Document
Blanket Insurance Policy (Y/N)	Insurance Review Document

Exhibit 2 to Attachment A Page 2 of 6

Major Tenant Information:

Characteristic	Source Document(s)

Largest Tenant	Underwritten Rent Roll
Largest Tenant Unit Size	Underwritten Rent Roll
Largest Tenant Lease Expiration Date	Underwritten Rent Roll
Second Largest Tenant	Underwritten Rent Roll
Second Largest Tenant Unit Size	Underwritten Rent Roll
Second Largest Tenant Lease Expiration Date	Underwritten Rent Roll
Third Largest Tenant	Underwritten Rent Roll
Third Largest Tenant Unit Size	Underwritten Rent Roll
Third Largest Tenant Lease Expiration Date	Underwritten Rent Roll
Fourth Largest Tenant	Underwritten Rent Roll
Fourth Largest Unit Size	Underwritten Rent Roll
Fourth Largest Tenant Lease Expiration Date	Underwritten Rent Roll
Fifth Largest Tenant	Underwritten Rent Roll
Fifth Largest Tenant Unit Size	Underwritten Rent Roll
Fifth Largest Tenant Lease Expiration Date	Underwritten Rent Roll

Underwriting Information: (see Note 2)

Characteristic	Source Document(s)

2020 Revenues ($)	Underwriter’s Summary Report
2020 Expenses ($)	Underwriter’s Summary Report
2020 NOI ($)	Underwriter’s Summary Report
2020 NCF ($)	Underwriter’s Summary Report
2021 Revenues ($)	Underwriter’s Summary Report
2021 Expenses ($)	Underwriter’s Summary Report
2021 NOI ($)	Underwriter’s Summary Report
2021 NCF ($)	Underwriter’s Summary Report
2022 Revenues ($)	Underwriter’s Summary Report
2022 Expenses ($)	Underwriter’s Summary Report
2022 NOI ($)	Underwriter’s Summary Report
2022 NCF ($)	Underwriter’s Summary Report
TTM As of Date	Underwriter’s Summary Report
TTM Revenues ($)	Underwriter’s Summary Report
TTM Expenses ($)	Underwriter’s Summary Report
TTM NOI ($)	Underwriter’s Summary Report
TTM NCF ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 6

Underwriting Information: (continued)

Characteristic	Source Document(s)

UW (in place) Revenues ($)	Underwriter’s Summary Report
UW (in place) Total Expenses ($)	Underwriter’s Summary Report
UW (in place) NOI ($)	Underwriter’s Summary Report
UW (in place) Replacement Reserves ($)	Underwriter’s Summary Report
UW (in place) TI/LC ($)	Underwriter’s Summary Report
UW (in place) NCF ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Upfront Capex Reserve ($)	Loan Agreement
Upfront Engin. Reserve ($)	Loan Agreement
Upfront RE Tax Reserve ($)	Loan Agreement
Upfront Ins. Reserve ($)	Loan Agreement
Upfront TI/LC Reserve ($)	Loan Agreement
Upfront Other Reserve ($)	Loan Agreement
Upfront Other Reserve Description	Loan Agreement
Monthly Capex Reserve ($)	Loan Agreement
Monthly TI/LC Reserve ($)	Loan Agreement
Monthly RE Tax Reserve ($)	Loan Agreement
Monthly Ins. Reserve ($)	Loan Agreement
Monthly Other Reserve ($)	Loan Agreement
Monthly Other Reserve Description	Loan Agreement

Exhibit 2 to Attachment A Page 4 of 6

Mortgage Loan Information:

Characteristic	Source Document(s)

First Payment Date	Loan Agreement
Initial Maturity Date	Loan Agreement
Originator	Loan Agreement
Mortgage Loan Original Balance ($)	Loan Agreement
Mortgage Loan Index	Loan Agreement
Mortgage Loan Margin %	Loan Agreement
Term SOFR Lookback Days	Loan Agreement
Mortgage Loan Term SOFR Floor %	Loan Agreement
Term SOFR Cap After Extension	Loan Agreement
Floating Rate Change Frequency	Loan Agreement
Mortgage Accrual Type	Loan Agreement
Interest Accrual Start	Loan Agreement
Interest Accrual End	Loan Agreement
Amortization Type	Loan Agreement
Payment Due Date	Loan Agreement
Grace Period (Late Payment)	Loan Agreement
Grace Period (Default)	Loan Agreement
Extension Options	Loan Agreement
Fully Extended Maturity Date	Loan Agreement
Borrower Name	Loan Agreement
Future Debt Permitted (Y/N)	Loan Agreement
Future Debt Description	Loan Agreement
Principal / Sponsor	Loan Agreement

Exhibit 2 to Attachment A Page 5 of 6

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Prepayment String (see Note 3)	Loan Agreement
Spread Maintenance Begin Date (see Notes 3 and 4)	Loan Agreement
Spread Maintenance End Date (see Notes 3 and 5)	Loan Agreement
Spread Maintenance Period (see Note 3)	Loan Agreement
Open Period	Loan Agreement
Open Period Begin Date (see Note 6)	Loan Agreement
Partial Release Allowed?	Loan Agreement
Partial Release Description	Loan Agreement
Assumption Fee	Loan Agreement
Assumption Frequency	Loan Agreement
Lockbox (Y/N)	Loan Agreement
Lockbox Type (see Note 7)	Loan Agreement
Cash Management (see Note 8)	Loan Agreement
Cash Management Trigger	Loan Agreement
Single Purpose Borrower (Y/N)	Loan Agreement

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

3.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore any prepayment premiums or other conditions related to substitution events, partial release events, permitted outparcel releases or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

4.	For the purpose of comparing the “Spread Maintenance Begin Date” characteristic, the Depositor instructed us to use the first “Payment Due Date” which occurs during the spread maintenance period of the prepayment string, as shown in the applicable Source Document(s).

5.	For the purpose of comparing the “Spread Maintenance End Date” characteristic, the Depositor instructed us to use the day prior to the first “Payment Due Date” which occurs during the open period of the prepayment string, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 6 of 6

Notes: (continued)

6.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first “Payment Due Date” which occurs during the open period of the prepayment string, as shown in the applicable Source Document(s).

7.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager(s) to direct tenants to pay rents directly to a lockbox account controlled by the lender(s).

8.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan #
Loan/Property Flag
Property Name
Number of Properties
Seller
Environmental Phase II (Yes/No)
Environmental Phase II Report Date
Seismic Report Date
Seismic Zone
PML (%)
Note Date
Extension Spread Increase Description
Exit Fee
First Extension Fee
Second Extension Fee
Third Extension Fee
Fourth Extension Fee
Fifth Extension Fee
Lockout Period
Lockout Expiration Date
Loan Purpose
Mortgage Loan Admin. Fee %
Assumed Term SOFR
Term SOFR Cap Strike Price %
Term SOFR Cap Expiration
Interest Rate Cap Provider
Lien Position
Title Type
Carveout Guarantor

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.